Liquidity and Going Concern - Additional Information (Details) - USD ($)						3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 12, 2025	Aug. 22, 2025	Jul. 22, 2025	May 16, 2025	Mar. 08, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income loss						$ (4,423,000)	$ 5,151,000	$ (17,401,000)	$ (2,874,000)	$ (2,940,000)	$ (3,261,000)	$ (16,673,000)	$ (9,075,000)	$ (12,978,000)	$ (13,316,000)
Accumulated deficit						(510,152,000)						(510,152,000)		(493,479,000)	(480,501,000)
Net cash used in operating activities												(14,518,000)	(9,343,000)	(10,554,000)	(12,851,000)
Stockholders' deficit						$ 5,054,000	$ 3,034,000	$ (23,641,000)	$ (5,174,000)	(7,625,000)	$ (4,837,000)	$ 5,054,000	$ (5,174,000)	(8,949,000)	(1,348,000)	$ 6,445,000
Stockholders' equity requirement					$ 2,500,000					$ 1,000				$ 1,000	$ 5,005,000
Net income from continuing operations					500,000
Maintain minimum market value of listed securities		$ 35,000,000			$ 35,000,000
Consecutive business days				30 days
Period for regain compliance				180 days
Regain compliance expiry date				Nov. 12, 2025
Minimum stockholder's equity requirement date			Aug. 14, 2025
Minimum bid requirement date			Sep. 08, 2025
Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional period for regain compliance on achievement of compliance	180 days
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reverse stock split												one-for-two hundred fifty
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Closing bid price for common stock had fallen below		$ 1		$ 1
Reverse stock split												one-for twenty five
Minimum [Member] | Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Closing bid price for common stock had fallen below	$ 1
Consecutive business days	10 years